Statutory and other information (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of transactions between related parties [line items]
Schedule of statutory and other information

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2018	2017	2016
	€M	€M	€M
Directors’ emoluments:
-Fees	0.7	0.6	0.6
-Share based compensation	1.5	1.5	1.6
-Other emoluments	1.1	2.0	1.9
Total Directors’ emoluments	3.3	4.1	4.1
Auditor’s remuneration (including reimbursement of outlay):
- Audit services (i)	0.4	0.4	0.4
- Audit related services (ii)	0.1	0.0	0.0
- Tax advisory services (iii)	0.2	0.5	0.3
Total fees	0.7	0.9	0.7
Included within the above total fees, the following fees were payable to other KPMG firms outside of Ireland:
Audit related services	0.1	0.0	0.0
Tax services	0.2	0.2	0.1
Total fees	0.3	0.2	0.1
Depreciation of owned property, plant and equipment	548.7	478.7	403.4
Depreciation of property, plant and equipment held under finance leases	12.3	18.8	23.9
Operating lease charges, principally for aircraft	82.3	86.1	115.1

(i)	Audit services comprise audit work performed on the consolidated financial statements. In 2018, €1,000 (2017: €1,000; 2016: €1,000) of audit fees relate to the audit of the Parent Company.
(ii)	Audit related services comprise financial due diligence services.
(iii)

Tax services include all services, except those services specifically related to the audit of financial statements, performed by the independent auditor’s tax personnel, supporting tax-related regulatory requirements, and tax compliance and reporting.

Schedule of beneficial interests held by directors, of their spouses and dependent children in office

	No. of Shares at March 31,
	2018	2017	2016 (a)
David Bonderman	7,535,454	7,535,454	7,535,454
Michael Cawley	756,198	756,198	756,198
Emer Daly	3,260	—	—
Stan McCarthy	10,000	—	—
Kyran McLaughlin	225,000	225,000	225,000
Howard Millar	390,000	390,000	390,000
Dick Milliken	9,750	9,750	9,750
Michael O’Leary	46,096,725	50,096,725	50,096,725
James Osborne	—	302,500	302,500
Louise Phelan	6,825	6,825	6,825

(a)

On October 27, 2015, the Company completed a capital reorganisation which involved the consolidation of its ordinary share capital on a 39 for 40 basis, thus reducing the shareholdings of all Directors in the fiscal year 2016 (before taking account of other additions or disposals of shares undertaken by Directors).

Schedule of share options held by director in office

	No. of Options at March 31,
	2018	2017	2016
David Bonderman (a)	30,000	30,000	30,000
Michael Cawley (a)	30,000	30,000	30,000
Charles McCreevy (a)	30,000	30,000	30,000
Declan McKeon (a)	30,000	30,000	30,000
Kyran McLaughlin (a)	30,000	30,000	30,000
Howard Millar (c)	30,000	30,000	30,000
Dick Milliken (a)	30,000	30,000	30,000
Michael O’Leary (b)	5,000,000	5,000,000	5,000,000
Julie O’Neill (a)	30,000	30,000	30,000
James Osborne (a)	—	30,000	30,000
Louise Phelan (a)	30,000	30,000	30,000

(a)

These options were granted to these Directors at an exercise price of €6.25 (the market value at the date of grant) during fiscal year 2015 and are exercisable between June 2019 and July 2022 subject to the Director still being a Non-Executive Director of the Company through April 30, 2019.

(b)

These options were granted to Mr. O’Leary during fiscal year 2015 at an exercise price of €8.345 (the market value at the date of grant) and are exercisable between September 2019 and November 2021 subject to him still being an employee of the Company through July 31, 2019.

(c)

These options were granted to these Directors at an exercise price of €11.38 (the market value at the date of grant) during fiscal year 2016 and are exercisable between August 2019 and August 2021 subject to the Director still being a Non-Executive Director of the Company through April 30, 2019.

Executive Director
Disclosure of transactions between related parties [line items]
Schedule of fees and emoluments

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2018	2017	2016
	€M	€M	€M
Basic salary	1.06	1.06	1.06
Bonus (performance and target-related)	—	0.95	0.85
Share based compensation	1.25	1.25	1.25
	2.31	3.26	3.16

Non-executive director
Disclosure of transactions between related parties [line items]
Schedule of fees and emoluments

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2018	2017	2016
	€M	€M	€M
Fees
David Bonderman	0.10	0.10	0.10
Michael Cawley	0.05	0.05	0.05
Emer Daly (v)	0.02	—	—
Michael Horgan (i)	—	—	0.04
John Leahy (ii)	—	0.02	0.04
Stan Mc Carthy (iv)	0.04	—	—
Charles McCreevy	0.05	0.05	0.05
Declan McKeon	0.05	0.05	0.05
Kyran McLaughlin	0.05	0.05	0.05
Howard Millar (iii)	0.05	0.05	0.02
Dick Milliken	0.05	0.05	0.05
Mike O’Brien (ii)	0.08	0.06	—
Julie O’Neill	0.05	0.05	0.05
James Osborne (vi)	0.02	0.05	0.05
Louise Phelan	0.05	0.05	0.05
	0.66	0.63	0.60
Emoluments
Share based compensation	0.27	0.27	0.30
Total	0.93	0.90	0.90

(i)	Michael Horgan resigned from the Board of Directors in September 2015.
(ii)	John Leahy served on the Board of Directors between August 2015 and September 2016. Mike O’Brien was appointed to the Board in May 2016.
(iii)	Howard Millar was appointed to the Board of Directors effective in August 2015.
(iv)	Stan McCarthy was appointed to the Board of Directors effective in May 2017.
(v)	Emer Daly was appointed to the Board of Directors effective in December 2017.
(vi)	James Osborne passed away in August 2017.